CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Owners of the Company	Share capital of the Company	Share premium	Combined capital of subsidiaries	Other reserve	Translation reserve	Merger reserve	Accumulated losses	Non- controlling interests	Total
Balance at the beginning at Dec. 31, 2021	$ (187,182)			$ 50,920	$ 9,380	$ (684)		$ (246,798)		$ (187,182)
Profit (Loss) for the year	(41,248)				(2,644)			(38,604)	$ (15)	(41,263)
Other comprehensive income	8,385					8,385				8,385
Total comprehensive (expense) income for the year	(32,863)				(2,644)	8,385		(38,604)	(15)	(32,878)
Capital injections	1,535			1,535						1,535
Issue of shares of the Company (Note 27)	23,147	$ 3	$ 23,144							23,147
Loan Capitalization (Note 27)	471,336		471,336							471,336
Non-controlling interest arising from incorporation of a subsidiary									480	480
Capital injection from non-controlling interests									1,766	1,766
Net contribution from the Retained Group	5,888				5,888					5,888
Deemed distribution arising from the Group Reorganization	(42,055)			$ (52,455)	$ (12,624)		$ 23,024			(42,055)
Balance at the end at Dec. 31, 2022	239,806	3	494,480			7,701	23,024	(285,402)	2,231	242,037
Profit (Loss) for the year	25,653							25,653	(396)	25,257
Other comprehensive income	4,627					4,627				4,627
Total comprehensive (expense) income for the year	30,280					4,627		25,653	(396)	29,884
Non-controlling interest arising from incorporation of a subsidiary									200	200
Balance at the end at Dec. 31, 2023	270,086	3	494,480			12,328	23,024	(259,749)	2,035	272,121
Profit (Loss) for the year	21,801							21,801	(402)	21,399
Other comprehensive income	12,028					12,028				12,028
Total comprehensive (expense) income for the year	33,829					12,028		21,801	(402)	33,427
Issue of shares of the Company (Note 27)	56,113		56,113							56,113
Balance at the end at Dec. 31, 2024	$ 360,028	$ 3	$ 550,593			$ 24,356	$ 23,024	$ (237,948)	$ 1,633	$ 361,661